Taxes (Details 1)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Taxes [Abstract]
Computed tax expense (benefit) with statutory tax rate	25.00%	25.00%	25.00%
Changes in valuation allowance	(15.40%)	(29.60%)	(2.90%)
Foreign tax differential	(5.40%)	0.40%
Tax effect of non-deductible items	(7.80%)	(1.00%)	2.90%
PY Adjustment/True-up	0.00%	(0.20%)
Effective income tax rates	(3.60%)	(5.40%)	25.00%